Note 25 Equity impact (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity impact [Line Items]
Total impact on equity debit credit	€ (206)	€ 191	€ 329
Defined benefit plans equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	52	161	254
Post employment medical benefits equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	€ (257)	€ 30	€ 74